Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Schedule of Classes of Share Capital

	As at March 31, 2020 (in Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2021 (in Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2021 (US dollars in million)
Authorised Share Capital:
Opening and closing balance (equity shares of ₹ 1 each with voting rights) a	44,020	44,020	44,020	44,020	602
Authorised preference share capital:
Opening and closing balance (preference shares of ₹ 10 each)	3,010	30,100	3,010	30,100	412
Issued, subscribed and paid up
Equity shares of ₹ 1 each with voting right a,b,c,d	3,718	3,718	3,718	3,718	51

a)	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.
b)
This includes 261,780,208 equity shares in the form of 65,445,052 American Depository Shares (ADS) and 160,903,244 equity shares in the form of 40,225,811 American Depository Shares (ADS) as at March 31, 2020 and March 31, 2021, respectively.

c)
Includes 308,232 equity shares as at March 31, 2020 and 308,232 equity shares as at March 31, 2021 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.

d)	Includes 14,378,261 equity shares as at March 31, 2020 and 12,193,159 equity shares as at March 31, 2021 held by Vedanta Limited ESOS Trust.